Scudder Variable Series II

Scudder Technology Growth Portfolio


The following replaces similar information which appears in the current Statement of Additional Information for Scudder Technology Growth Portfolio in connection with the addition of Brian S. Peters and Kelly P. Davis to the Portfolio's management team:


Portfolio Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of Technology Growth Portfolio's management team in the Portfolio as well as in all Scudder Funds as a group (i.e. those funds/portfolios advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Portfolio's most recent fiscal year end for Mr. Link and as of March 31, 2005 for Mr. Peters and Ms. Davis.

--------------------------------------------------------------------------------
Name of                    Dollar Range of      Dollar Range of All Scudder Fund
Portfolio Manager      Portfolio Shares Owned             Shares Owned
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ian Link                         $0                      $10,001-$50,000
--------------------------------------------------------------------------------
Brian S. Peters                  $0                     $50,001-$100,000
--------------------------------------------------------------------------------
Kelly P. Davis                   $0                      $10,001-$50,000
--------------------------------------------------------------------------------

Conflicts of Interest

In addition to managing the assets of the Portfolio, the Portfolio's portfolio managers have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Portfolio's most recent fiscal year end for Mr. Link and as of March 31, 2005 for Mr. Peters and Ms. Davis.

Other SEC Registered Investment Companies Managed:

------------------------- ------------------- ------------------- -------------------- -------------------
                                                                       Number of
                              Number of        Total Assets of    Investment Company
                              Registered          Registered         Accounts with      Total Assets of
Name of Portfolio             Investment          Investment      Performance-Based    Performance-Based
Manager                       Companies           Companies               Fee             Fee Accounts
------------------------- ------------------- ------------------- -------------------- -------------------

------------------------- ------------------- ------------------- -------------------- -------------------
Ian Link                          3             $1,693,495,033             0                   $0
------------------------- ------------------- ------------------- -------------------- -------------------
Brian S. Peters                   3             $1,465,867,631             0                   $0
------------------------- ------------------- ------------------- -------------------- -------------------
Kelly P. Davis                    3             $1,465,867,631             0                   $0
------------------------- ------------------- ------------------- -------------------- -------------------



Other Pooled Investment Vehicles Managed:

------------------------- --------------- ------------------- --------------------------- -------------------
Name of Portfolio           Number of      Total Assets of         Number of Pooled        Total Assets of
                              Pooled                              Investment Vehicle
                            Investment    Pooled Investment         Accounts with         Performance-Based
Manager                      Vehicles          Vehicles         Performance-Based Fee        Fee Accounts
------------------------- --------------- ------------------- --------------------------- -------------------

------------------------- --------------- ------------------- --------------------------- -------------------
Ian Link                        0                 $0                      0                       $0
------------------------- --------------- ------------------- --------------------------- -------------------
Brian S. Peters                 0                 $0                      0                       $0
------------------------- --------------- ------------------- --------------------------- -------------------
Kelly P. Davis                  0                 $0                      0                       $0
------------------------- --------------- ------------------- --------------------------- -------------------

Other Accounts Managed:

------------------------- -------------- ------------------- ---------------------------- -------------------
Name of Portfolio           Number of     Total Assets of     Number of Other Accounts     Total Assets of
                              Other                                                       Performance-Based
Manager                     Accounts       Other Accounts    with Performance-Based Fee      Fee Accounts
------------------------- -------------- ------------------- ---------------------------- -------------------

------------------------- -------------- ------------------- ---------------------------- -------------------
Ian Link                        0                $0                       0                       $0
------------------------- -------------- ------------------- ---------------------------- -------------------
Brian S. Peters                 0                $0                       0                       $0
------------------------- -------------- ------------------- ---------------------------- -------------------
Kelly P. Davis                  0                $0                       0                       $0
------------------------- -------------- ------------------- ---------------------------- -------------------

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Portfolio. The Advisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the Portfolio and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one Portfolio or account, including the following:

o Certain investments may be appropriate for the Portfolio and also for other clients advised by the Advisor, including other client accounts managed by the Portfolio's management team. Investment decisions for the Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Portfolio may differ from the results achieved for other clients of the Advisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Portfolio. Purchase and sale orders for the Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Portfolio and the other clients.

o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

o In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Advisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

The Advisor and DeAMIS are owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor and DeAMIS are affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Board.











September 6, 2005